May 01, 2025
AZL Enhanced Bond Index Fund
Investment Objective
The Fund seeks to exceed the total return of the Bloomberg U.S. Aggregate Bond Index.
Fees and Expenses Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered exclusively as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. If Contract fees and expenses were included, the fees and expenses in the following table would be higher. Please refer to the Contract prospectus for a description of those fees and expenses.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	AZL Enhanced Bond Index Fund AZL Enhanced Bond Index Fund
Management Fee	0.35%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.65%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you reinvest all dividends and distributions. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
AZL Enhanced Bond Index Fund | AZL Enhanced Bond Index Fund | USD ($)	66	208	362	810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 110% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund generally invests in a combination of securities with an overall weighting close to the capitalization weights of the Bloomberg U.S. Aggregate Bond Index (the “Index”); however, the Fund’s investments may not replicate the portfolio weights of the Index at all times. Instead, the Subadviser may overweight or underweight securities in the Fund (relative to their weightings in the Index) in order to emphasize securities which have quantitative characteristics (such as above-average yield or below-average valuation) the Subadviser believes may enhance performance. The Fund may not invest in all of the bonds in the Index, or in the same weightings as in the Index. Because the Index typically includes securities not readily available in the market, the Fund may invest in bonds that are not included in the Index but that are selected to reflect as closely as practicable characteristics, such as maturity, duration, or credit quality, of bonds in the Index. This may result in different levels of interest rate, credit or other risks from the levels of risks on the securities included in the Index. The Fund may trade securities to the extent necessary to maintain the duration of certain segments of the portfolio close to the duration of corresponding segments of the Index. The Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency).

Under normal market conditions, the Fund invests at least 80% of its net assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Further, under normal circumstances, the Fund invests at least 80% of the value of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the Index. The Subadviser uses the Index as a guide in structuring the Fund and selecting its investments and manages the Fund to have similar overall interest rate risk to the Index, with the investment objective of seeking to exceed the total return of the Index.

The Fund usually will invest a portion of its assets in mortgage-backed securities. Most mortgage-backed securities are issued by Federal government agencies, such as the Government National Mortgage Association (“Ginnie Mae”), or government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation (“Freddie Mac”) or the Federal National Mortgage Association (“Fannie Mae”). Principal and interest payments on mortgage-backed securities issued by the Federal government agencies may be guaranteed by either the Federal government or the government agency, but not all such securities issued by certain government agencies and by government sponsored enterprises are guaranteed by the U.S. government or backed by the full faith and credit of the United States. The Fund may also invest up to 5% of its assets in collateralized loan obligations (“CLOs”), a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.

The Fund also may invest in U.S. Treasury bills, notes and bonds and other “full faith and credit” obligations of the U.S. Government. The Fund may also invest in U.S. Government agency securities, which are debt obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government.

Securities must be rated investment grade or better at the time of purchase by at least one major rating agency or determined by the Fund’s Subadviser to be of similar quality. Split rated bonds will be considered to have the higher credit rating. Except for Treasury or agency debentures, pass through securities, or REMICs (real estate mortgage investment conduits), no more than 3% of the Fund’s assets may be invested in the securities of a single issuer.

The Fund may use futures, options, and/or swaps to manage duration and other characteristics of its portfolio. The Fund is permitted to purchase securities in private placements or Rule 144A transactions and to purchase securities on a when-issued basis or for forward delivery. The Fund may also enter into repurchase agreements and covered dollar rolls on mortgage securities. The Fund may invest in investment-grade debt securities of foreign issuers, including those located in emerging markets. The Fund may also invest in non-U.S. dollar denominated securities, but when it does, the Subadviser typically will hedge the foreign currency exposure to the U.S. dollar through the use of currency forwards or cash. The Fund’s investments in emerging market debt will be U.S. dollar denominated.

The Fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies.

Principal Risks of Investing in the Fund
Performance Information

The following bar chart and table provide an indication of the risks of an investment in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad-based measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions.

The performance of the Fund will vary from year to year. The Fund’s performance does not reflect the cost of insurance and separate account charges which are imposed under your Contract. If they were included, performance would be reduced. Past performance does not indicate how the Fund will perform in the future.

Performance Bar Chart and Table Calendar Year Total Return

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (Q4, 2023)	6.86%
Lowest (Q1, 2022)	-6.09%

Average Annual Total Returns
Average Annual Returns - AZL Enhanced Bond Index Fund		1 Year	5 Years	10 Years
AZL Enhanced Bond Index Fund		1.19%	(0.59%)	1.00%
Bloomberg U.S. Aggregate Bond Index	[1]	1.25%	(0.33%)	1.35%
[1]	Reflects no deduction for fees, expenses, or taxes.